RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, the company entered into the transactions below with related parties. The ultimate parent of the company is Brookfield. Other related parties of the company represent Brookfield’s subsidiaries and operating entities.
Since inception, the partnership has had a management agreement (the “Master Services Agreement”) with a subsidiary of Brookfield (the “Service Provider”).
Pursuant to the Master Services Agreement, on a quarterly basis, the partnership pays a base management fee, referred to as the Base Management Fee, to the Service Provider equal to 0.3125% per quarter (1.25% annually) of the market value of the partnership. For purposes of calculating the Base Management Fee, the market value of the partnership is equal to the aggregate value of all the outstanding units, plus all outstanding third-party debt with recourse to a recipient of services under the Master Services Agreement, less all cash held by such entities.
Prior to the BBUC reorganization, the company’s consolidated financial statements include general corporate expenses of the parent company which were not historically allocated to the company’s operations. These expenses relate to management fees payable to Brookfield. These allocated expenses have been included as appropriate in the company’s consolidated statements of operating results. Key decision makers of the company are employees of Brookfield. However, the financial statements may not include all of the expenses that would have been incurred and may not reflect the company’s consolidated results of operations, financial position and cash flows had it been a standalone company during the periods presented. It is not practicable to estimate the actual costs that would have been incurred had the company been a standalone business during the periods presented as this would depend on multiple factors, including organizational structure and infrastructure.
Subsequent to the BBUC reorganization, the company is no longer allocated general corporate expenses of the parent company. Following the completion of the special distribution, the functions which the allocated general corporate expenses related to will be provided through the amended and restated master services agreement, among the Service Recipients (as defined therein), Brookfield, the Service Providers (as defined therein) and others, as amended (the “Master Services Agreement”). The expense related to the services received under the Master Services Agreement has been recorded as part of general and administrative expenses in the consolidated statements of operating results.
The Base Management Fee allocated to the company was $24 million for the year ended December 31, 2021 (2020: $24 million, 2019: $22 million). The allocation was based on the company’s pro rata share of equity.
Brookfield has entered into indemnity agreements with the company related to certain projects in the Middle East region. Under these indemnity agreements, Brookfield has agreed to indemnify or refund the company, as appropriate, for the receipt of payments relating to such projects.
The following table summarizes other transactions the company has entered into with related parties:

	Year ended December 31,
(US$ MILLIONS)	2021	2020	2019
Transactions during the period
Revenues (1)	$418	$609	$450
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(1)Within the business services segment, the company provides construction services to affiliates of Brookfield.

(US$ MILLIONS)	December 31, 2021	December 31, 2020
Balances at end of period:
Accounts and other receivable, net	$106	$117
Accounts payable and other	5	5
Loan payable to Brookfield Business Partners (1)	1,860	—
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(1)On November 29 2021, the company issued a non-interest bearing demand promissory note of $1,860 million to a subsidiary of the partnership in connection with the BBUC reorganization. See Note 1 for additional details.